Certain Transactions - Purchase Price Allocation (Details)	6 Months Ended
Jun. 30, 2024 USD ($)
Restructuring and Related Activities [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	$ 10,342,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Assets	7,064,000
Intangible assets	21,929,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other_MB	(605,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net	38,730,000
Goodwill	21,814,000
Total consideration for 55% holding	$ 60,544,000